Related Party Arrangements - Schedule of Amounts Attributable to the Advisor and its Affiliates - Amounts Incurred, Paid, and Payable (Detail) - Advisor [Member] - Advisor and its Affiliates [Member] - USD ($)
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Incurred in the period	$ 11,563,739	$ 10,493,856	$ 22,470,393	$ 20,901,378	$ 45,012,326	$ 44,954,553	$ 69,151,066
Paid in the period					46,065,570	45,997,905	69,903,172
Payable at end of period	2,634,840		2,634,840		1,534,595	2,587,838
Investment Management Fee [Member]
Related Party Transaction [Line Items]
Paid in the period					15,687,320	18,317,568	14,734,308
Investment Management Fee [Member] | Fees to Affiliates [Member]
Related Party Transaction [Line Items]
Incurred in the period	4,174,176	4,281,765	8,334,328	8,544,018	15,743,185	16,904,458	15,096,243
Payable at end of period	947,431		947,431		55,865
Acquisition Expenses [Member]
Related Party Transaction [Line Items]
Paid in the period							927,647
Acquisition Expenses [Member] | Acquisition Costs [Member]
Related Party Transaction [Line Items]
Incurred in the period	92,661	0	92,661	0			782,047
Payable at end of period	0		0		0
Property Management, Fees [Member]
Related Party Transaction [Line Items]
Paid in the period					4,872,734	4,685,475	4,053,502
Property Management, Fees [Member] | Fees to Affiliates [Member]
Related Party Transaction [Line Items]
Incurred in the period	1,245,150	1,221,040	2,479,427	2,412,207	4,886,436	4,706,698	4,140,513
Payable at end of period	416,484		416,484		410,424	396,722
Property Management, Reimbursement of Onsite Personnel [Member]
Related Party Transaction [Line Items]
Paid in the period					14,958,751	14,022,282	12,831,296
Property Management, Reimbursement of Onsite Personnel [Member] | Operating, Maintenance and Management [Member]
Related Party Transaction [Line Items]
Incurred in the period	3,776,431	3,653,858	7,504,136	7,216,593	14,959,964	14,194,648	13,013,601
Payable at end of period	732,049		732,049		768,107	766,894
Property Management, Other Fees [Member]
Related Party Transaction [Line Items]
Paid in the period					1,783,971	1,245,748	1,078,882
Property Management, Other Fees [Member] | Fees to Affiliates [Member]
Related Party Transaction [Line Items]
Incurred in the period	846,632	323,898	1,517,851	667,156	1,784,010	1,248,100	1,087,408
Payable at end of period	103,973		103,973		41,989	41,950
Other Operating Expenses [Member]
Related Party Transaction [Line Items]
Incurred in the period	413,043	279,690	828,151	541,101
Paid in the period					1,157,836	1,585,631	1,085,134
Payable at end of period	173,507		173,507		93,740
Other Operating Expenses [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Incurred in the period					1,175,061	1,449,733	1,231,329
Payable at end of period					93,740	76,515
Prepaid Insurance [Member]
Related Party Transaction [Line Items]
Incurred in the period	359,663	379,095	641,978	758,189	1,394,218	909,568	174,281
Paid in the period					1,323,074	1,001,744	230,241
Prepaid at end of period	0		0		(101,573)	(172,717)
Rental Revenue [Member]
Related Party Transaction [Line Items]
Earned in the period	(14,745)	0	(29,490)	0	(21,589)
Paid in the period					(21,589)
Payable at end of period	0		0		0
Acquisition Fees [Member]
Related Party Transaction [Line Items]
Incurred in the period	48,343	0	48,343	0
Paid in the period							3,276,927
Payable at end of period	0		0		0
Acquisition Fees [Member] | Fees to Affiliates [Member]
Related Party Transaction [Line Items]
Incurred in the period							2,766,209
Acquisition Fees and Expenses [Member]
Related Party Transaction [Line Items]
Incurred in the period	154,477	0	218,712	0	26,113
Paid in the period					24,507
Payable at end of period	20,000		20,000		1,607
Capital Expenditures [Member]
Related Party Transaction [Line Items]
Incurred in the period	0	1,673	0	7,295	7,295	28,691	23,178
Paid in the period					7,295	28,691	23,178
Payable at end of period	0		0		0
Construction Management Fees [Member]
Related Party Transaction [Line Items]
Incurred in the period	303,518	51,659	461,417	188,102	585,532	1,453,859	3,601,084
Paid in the period					700,410	1,431,290	3,625,869
Payable at end of period	44,231		44,231		10,281	125,159
Construction Management Reimbursement of Labor Costs [Member]
Related Party Transaction [Line Items]
Incurred in the period	110,945	267,796	261,305	500,387	908,206	2,551,463	3,804,318
Paid in the period					941,879	2,665,299	4,083,432
Payable at end of period	11,211		11,211		29,203	62,876
Sales Commissions Paid [Member] | Additional Paid-in Capital [Member]
Related Party Transaction [Line Items]
Incurred in the period	0	0	0	0			12,017,003
Paid in the period					262,387	234,942	11,219,722
Payable at end of period	185,954		185,954		299,952	562,339
Loan Coordination Fees [Member]
Related Party Transaction [Line Items]
Paid in the period					4,290,695	755,640	1,539,500
Loan Coordination Fees [Member] | Fees to Affiliates [Member]
Related Party Transaction [Line Items]
Incurred in the period					3,562,595	1,483,740	1,539,500
Payable at end of period						728,100
Property Management, Other Fees - Property Operations [Member]
Related Party Transaction [Line Items]
Paid in the period					82,461	103,320
Property Management, Other Fees - Property Operations [Member] | Fees to Affiliates [Member]
Related Party Transaction [Line Items]
Incurred in the period	26,600	22,994	49,742	46,643	82,461	103,320
Payable at end of period	0		0		0
Property Management, Other Fees - General and Administrative [Member]
Related Party Transaction [Line Items]
Paid in the period					49,916	92,488	66,064
Property Management, Other Fees - General and Administrative [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Incurred in the period	26,845	10,388	61,832	19,687	49,916	92,488	66,064
Payable at end of period	0		0		0
Insurance Proceeds from Related Party [Member]
Related Party Transaction [Line Items]
Incurred in the period	0	$ 0	0	$ 0
Paid in the period					(75,000)	(172,213)
Prepaid at end of period	$ 0		$ 0		(75,000)
Insurance Proceeds from Related Party [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Earned in the period					(150,000)	$ (172,213)
Prepaid at end of period					(75,000)
Deferred Financing Costs and Other Assets, Net [Member]
Related Party Transaction [Line Items]
Incurred in the period					18,923
Paid in the period					$ 18,923
Other Offering Costs Reimbursement [Member] | Additional Paid-in Capital [Member]
Related Party Transaction [Line Items]
Incurred in the period							4,165,911
Paid in the period							5,485,093
Dealer Management Fees [Member] | Additional Paid-in Capital [Member]
Related Party Transaction [Line Items]
Incurred in the period							5,642,377
Paid in the period							$ 5,642,377